Pensions and Other Post-retirement Benefit Plans	12 Months Ended
Jul. 01, 2016
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Post-retirement Benefit Plans
Pensions and Other Post-Retirement Benefit Plans
The Company has pension and other post-retirement benefit plans in various countries. The Company’s principal plans are in Japan. All pension and other post-retirement benefit plans outside of the Company’s Japanese plans are immaterial to the Company’s consolidated financial statements.
Obligations and Funded Status
The changes in the benefit obligations and plan assets for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of period	$231	$255	$234
Service cost	8	9	10
Interest cost	3	4	4
Actuarial loss	52	16	13
Benefits paid	(16)	(8)	(7)
Settlement/Curtailment	(1)	—	—
Other(1)	—	—	8
Non-U.S. currency movement	49	(45)	(7)
Benefit obligation at end of period	326	231	255
Change in plan assets:
Fair value of plan assets at beginning of period	185	191	167
Actual return on plan assets	(14)	22	15
Employer contributions	20	14	14
Benefits paid	(16)	(8)	(7)
Other(1)	—	—	7
Non-U.S. currency movement	37	(34)	(5)
Fair value of plan assets at end of period	212	185	191
Unfunded status at end of year	$114	$46	$64

(1)
During fiscal 2014 the Japan entity assumed benefit obligations and plan assets from Hitachi Ltd. (“Hitachi”). These pension obligations related to former Hitachi employees who were hired into the HGST Japan entity during or soon after the 2012 acquisition of HGST by the Company.

The following table presents the unfunded amounts related to the Japanese defined pension plans as recognized on the Company’s consolidated balance sheets as of July 1, 2016 and July 3, 2015:

	July 1, 2016	July 3, 2015
	(in millions)
Current liabilities	$—	$1
Non-current liabilities	114	45
Net amount recognized	$114	$46

The accumulated benefit obligation for the Japanese defined benefit pension plans was $326 million at July 1, 2016. As of July 1, 2016, actuarial gains for the Japanese defined benefit pension plans of $57 million are included in accumulated other comprehensive income (loss) in the consolidated balance sheet. There were no prior service credits for the defined benefit pension plans recognized in accumulated other comprehensive income (loss) in the consolidated balance sheet as of July 1, 2016.
Assumptions
Weighted-Average Assumptions
The weighted-average actuarial assumptions used to determine benefit obligations for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
Discount rate	0.4%	1.3%	1.6%
Rate of compensation increase	0.8%	0.9%	1.0%
The weighted-average actuarial assumptions used to determine benefit costs for the Japanese defined benefit pension plans were as follows for 2016, 2015 and 2014:

	2016	2015	2014
Discount rate	1.3%	1.6%	1.6%
Expected long-term rate of return on plan assets	2.5%	3.5%	3.5%
Rate of compensation increase	0.9%	1.0%	0.9%

The Company develops a discount rate by calculating when the estimated benefit payments will be due. Management in Japan then matches the benefit payments to AA or higher bond ratings that match the timing of the expected benefit payments to determine the appropriate discount rate.
The Company develops the expected long-term rate of return on plan assets by analyzing rates of return in Japan as well as the investment portfolio applicable to the plan. Management’s estimates of future rates of return on assets is based in large part on the projected rate of return from the respective investment managers using a long-term view of historical returns, as well as actuarial recommendations using the most current generational and mortality tables and rates.
The Company develops the rate of compensation increase assumptions using local compensation practices and historical rates of increases.
Plan Assets
Investment Policies and Strategies
The investment policy in Japan is to generate a stable return on investments over a long-term horizon in order to have adequate pension funds to meet the Company’s future obligations. In order to achieve this investment goal, a diversified portfolio with target asset allocation and expected rate of return is established by considering factors such as composition of participants, level of funded status, capacity to absorb risks and the current economic environment. The target asset allocation is 35% in equity securities, 62% in debt securities and the remaining 3% in other assets. Risk management is accomplished through diversification, periodic review of plan asset performance and appropriate realignment of asset allocation. Assumptions regarding the expected long-term rate of return on plan assets are periodically reviewed and are based on the historical trend of returns, the risk and correlation of each asset and the latest economic environment.
The expected long-term rate of return is estimated based on many factors, including expected forecast for inflation, risk premiums for each asset class, expected asset allocation, current and future financial market conditions and diversification and rebalancing strategies. Historical return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed periodically by the investment advisor so as to ensure that the expected long-term rate of return is reasonable and appropriate.
Fair Value Measurements
The following tables present the Japanese defined benefit pension plans’ major asset categories and their associated fair values as of July 1, 2016 and July 3, 2015:

	July 1, 2016
	Level 1	Level 2	Level 3	Total
	(in millions)
Equity:
Equity securities(1)	$(1)	$—	$—	$(1)
Equity commingled/mutual funds(1)(2)	—	72	—	72
Fixed income commingled/mutual funds(1)(3)	—	129	—	129
Cash and short-term investments	9	3	—	12
Fair value of plan assets	$8	$204	$—	$212

	July 3, 2015
	Level 1	Level 2	Level 3	Total
	(in millions)
Equity commingled/mutual funds(1)(2)	$—	$65	$—	$65
Fixed income commingled/mutual funds(1)(3)	—	112	—	112
Cash and short-term investments	6	2	—	8
Fair value of plan assets	$6	$179	$—	$185

(1)	Commingled funds represent pooled institutional investments.

(2)	Equity mutual funds invest primarily in equity securities.

(3)	Fixed income mutual funds invest primarily in fixed income securities.
Assets held in defined benefit plans in the Philippines, Taiwan and Thailand were less than $1 million and are not presented in the above tables. There were no significant movements of assets between any level categories in 2016, 2015 or 2014.
Fair Value Valuation Techniques
Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. Equity commingled/mutual funds are typically valued using the net asset value (“NAV”) provided by the investment manager or administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as either Level 1 or Level 2, depending on availability of quoted market prices for identical or similar assets.
If available, fixed income securities are valued using the close price reported on the major market on which the individual securities are traded and are classified as Level 1. The fair value of other fixed income securities is typically estimated using pricing models and quoted prices of securities with similar characteristics, and is generally classified as Level 2.
Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as either Level 1 or Level 2.
Cash Flows
Contributions
The Company’s expected employer contributions for 2017 are $9 million for its Japanese defined benefit pension plans.
Estimated Future Benefits Payments
Annual benefit payments from the Japanese defined benefit pension plans are estimated to range from $6 million to $13 million annually over the next five years.